Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Changes in Goodwill
Robotics &
Process Discrete Corporate
($ in millions)
Electrification Motion Automation Automation and Other Total
Balance at January 1, 2020 4,372 2,436 1,615 2,381 21 10,825
Goodwill acquired during the year 71 — — 21 — 92
Impairment of Goodwill — — — (290) (21) (311)
Exchange rate differences and other 84 20 24 116 — 244
Balance at December 31, 2020 (1) 4,527 2,456 1,639 2,228 — 10,850
Goodwill acquired during the year 11 — — 150 — 161
Goodwill allocated to disposals — (338) (7) — — (345)
Exchange rate differences and other (66) (1) (19) (98) — (184)
Balance at December 31, 2021 (1) 4,472 2,117 1,613 2,280 — 10,482
(1)

At December

31, 2021

and 2020,

the gross

goodwill

amounted

to $
10,760

million

and $
11,152

million,

respectively.

The accumulated
impairment

charges amounted

to $
278

million

and $
302

million,

respectively,

and related

to the Robotics

& Discrete

Automation

segment.

Intangible assets other than goodwill
2021 2020
Gross Accumu- Net Gross Accumu- Net
carrying lated amort- carrying carrying lated amort- carrying
December 31, ($ in millions) amount ization amount amount ization amount
Capitalized software for internal use

835 (732) 103 828 (694) 134
Capitalized software for sale

31 (29) 2 33 (32) 1
Intangibles other than software:
Customer-related

1,716 (707) 1,009 2,557 (1,104) 1,453
Technology

-related

1,122 (868) 254 1,170 (898) 272
Marketing-related

493 (327) 166 492 (304) 188
Other

56 (29) 27 63 (33) 30
Total 4,253 (2,692) 1,561 5,143 (3,065) 2,078

Amortization expense of intangible assets other than goodwill	($ in millions) 2021 2020 2019 Capitalized software for internal use 66 61 74 Intangibles other than software 252 268 271 Total 318 329 345
Future amortization expense of intangible assets other than goodwill	($ in millions) 2022 276 2023 249 2024 199 2025 155 2026 142 Thereafter 540 Total 1,561